General and Administrative Expenses - Disclosure of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Corporate administration	$ 7,806	$ 5,012
Salaries and benefits	11,636	11,271
Audit, legal and professional fees	4,619	5,353
Filing and listing fees	506	499
Directors fees and expenses	826	842
Depreciation	1,670	1,878
Total selling, general and administrative expense	$ 27,063	$ 24,855